Concentrations of Credit Risk (Details) (USD $)	Dec. 31, 2011	Dec. 31, 2011 Maximum	Sep. 30, 2012 Cash and cash equivalents Credit concentration	Sep. 30, 2012 Cash and cash equivalents Credit concentration Maximum
Concentrations of Credit Risk
Deposits insured by the Federal Deposit Corporation		$ 250,000		$ 250,000
Uninsured bank deposit balance	$ 4,700,000		$ 3,500,000